Document And Entity Information	6 Months Ended
Jun. 30, 2024
Document Information Line Items
Entity Central Index Key	0001705402
Amendment Description	AMENDMENT NO. 3
Document Type	F-1/A
Entity Registrant Name	AGM Group Holdings Inc.
Entity Incorporation, State or Country Code	D8
Entity Address, Address Line One	Room 1502-3 15/F.
Entity Address, Address Line Two	Connaught Commercial Building
Entity Address, Address Line Three	185 Wanchai Road
Entity Address, City or Town	Wanchai
Entity Address, Country	HK
City Area Code	+86
Local Phone Number	010-65020507
Entity Emerging Growth Company	false
Amendment Flag	true
Business Contact
Document Information Line Items
Entity Address, Address Line One	122 E 42th St, 18 Floor
Entity Address, City or Town	New York
City Area Code	800
Local Phone Number	221-0102
Contact Personnel Name	Cogency Global Inc.
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10168